Exhibit 99.1

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

Collection Period Start	1-Jul-20	Distribution Date	17-Aug-20
Collection Period End	31-Jul-20	30/360 Days	30
Beg. of Interest Period	15-Jul-20	Actual/360 Days	33
End of Interest Period	17-Aug-20

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,027,540.24	997,316,512.96	937,977,422.01	0.6228156
Total Securities		1,506,027,540.24	997,316,512.96	937,977,422.01	0.6228156
Class A-1 Notes	2.598810%	175,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	2.710000%	530,000,000.00	196,288,972.72	136,949,881.77	0.2583960
Class A-2b Notes	0.000000%	0.00	0.00	0.00	0.0000000
Class A-3 Notes	2.760000%	437,000,000.00	437,000,000.00	437,000,000.00	1.0000000
Class A-4 Notes	2.780000%	108,000,000.00	108,000,000.00	108,000,000.00	1.0000000
Certificates	0.000000%	256,027,540.24	256,027,540.24	256,027,540.24	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	59,339,090.95	443,285.93	111.9605490	0.8363885
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	1,005,100.00	0.0000000	2.3000000
Class A-4 Notes	0.00	250,200.00	0.0000000	2.3166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	59,339,090.95	1,698,585.93

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					14,714,183.78
Monthly Interest					6,948,387.30

Total Monthly Payments					21,662,571.08
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					518,313.96
Aggregate Sales Proceeds Advance					13,054,987.24

Total Advances					13,573,301.20
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					66,451,460.95
Excess Wear and Tear and Excess Mileage					361,648.96
Remaining Payoffs					0.00
Net Insurance Proceeds					693,354.62
Residual Value Surplus					9,320,949.63

Total Collections					112,063,286.44

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		26,967,755.00			1,631
Involuntary Repossession		24,420.00			1
Voluntary Repossession		391,322.00			25
Full Termination		28,425,324.00			1,711
Bankruptcty		68,952.00			4
Insurance Payoff			676,151.45		40
Customer Payoff				430,573.96	27
Grounding Dealer Payoff				16,464,263.27	969
Dealer Purchase				1,762,421.53	88

Total		55,877,773.00	676,151.45	18,657,258.76	4,496

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	59,649	1,262,615,643.91	7.00000%	997,316,512.96
Total Depreciation Received		(19,241,451.37)		(15,733,551.68)
Principal Amount of Gross Losses	(82)	(1,583,387.52)		(1,264,876.22)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(908)	(16,360,721.15)		(12,611,765.08)
Scheduled Terminations	(2,169)	(37,797,660.57)		(29,728,897.97)

Pool Balance - End of Period	56,490	1,187,632,423.30		937,977,422.01
Remaining Pool Balance
Lease Payment				211,184,570.00
Residual Value				726,792,852.01

Total				937,977,422.01

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	112,063,286.44
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	112,063,286.44
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	799,346.04
3. Reimbursement of Sales Proceeds Advance	31,626,731.21
4. Servicing Fee:
Servicing Fee Due	831,097.09
Servicing Fee Paid	831,097.09
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	33,257,174.34
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	443,285.93
Class A-2a Notes Monthly Interest Paid	443,285.93
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	1,005,100.00
Class A-3 Notes Monthly Interest Paid	1,005,100.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	250,200.00
Class A-4 Notes Monthly Interest Paid	250,200.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,698,585.93
Total Note and Certificate Monthly Interest Paid	1,698,585.93
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	77,107,526.17
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	59,339,090.95
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	59,339,090.95
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	17,768,435.22

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,137.70
Required Reserve Account Amount			7,530,137.70
Beginning Reserve Account Balance			7,530,137.70
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,530,137.70
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			17,768,435.22
Gross Reserve Account Balance			25,298,572.92
Remaining Available Collections Released to Seller			17,768,435.22
Total Ending Reserve Account Balance			7,530,137.70

V. POOL STATISTICS

Weighted Average Remaining Maturity			10.65
Monthly Prepayment Speed			67%
Lifetime Prepayment Speed			62%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,229,771.34
Securitization Value of Defaulted Receivables and Casualty Receivables		1,264,876.22	82
Aggregate Defaulted and Casualty Gain (Loss)		(35,104.88)
Pool Balance at Beginning of Collection Period		997,316,512.96
Net Loss Ratio
Current Collection Period		-0.0035%
Preceding Collection Period		0.0022%
Second Preceding Collection Period		-0.0131%
Third Preceding Collection Period		-0.0429%
Cumulative Net Losses for all Periods		0.1069%	1,610,017.28

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.49%	4,838,792.60	285
61-90 Days Delinquent	0.12%	1,150,949.72	68
91-120 Days Delinquent	0.08%	771,145.61	50
More than 120 Days	0.01%	57,357.05	3

Total Delinquent Receivables:	0.68%	6,818,244.98	406

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.20%	0.20%
Preceding Collection Period		0.20%	0.21%
Second Preceding Collection Period		0.21%	0.22%
Third Preceding Collection Period		0.18%	0.18%
60 Day Delinquent Receivables		2,610,029.74
Delinquency Percentage		0.26%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		55,393,079.00	3,342
Securitization Value		46,414,965.27	3,342

Aggregate Residual Value Surplus (Loss)		8,978,113.73

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		148,366,896.17	9,132
Cumulative Securitization Value		135,504,584.39	9,132

Cumulative Residual Value Surplus (Loss)		12,862,311.78

Book Amount of Extensions		9,888,603.67
Number of Extensions		431

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			36,591,848.42
Reimbursement of Outstanding Advance			31,626,731.21
Additional Advances for current period			13,054,987.24

Ending Balance of Residual Advance			18,020,104.45

Beginning Balance of Payment Advance			1,786,285.79
Reimbursement of Outstanding Payment Advance			799,346.04
Additional Payment Advances for current period			518,313.96

Ending Balance of Payment Advance			1,505,253.71

NISSAN AUTO LEASE TRUST 2019-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO